SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Parts and components	$ 43	$ 46
Inventories	$ 43	$ 46